File No. 2-56805
                                                                        811-2650

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

     Pre-Effective Amendment No. __                                          |_|


     Post-Effective Amendment No.  76                                        |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|


     Amendment No.  22                                                       |X|


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                           SELIGMAN INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

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                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

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It is proposed that this filing will become effective (check appropriate box):


|_|  immediately upon filing pursuant to paragraph (b)


|_|  on (date) pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)


|X|  on May 1, 1999 pursuant to paragraph (a)(1)


|_|  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    SELIGMAN
                         -------------------
                                      INCOME
                                  FUND, INC.




The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described herein, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Fund is suitable for you.


EQIN1 5/99


                                    [GRAPHIC]


                                   PROSPECTUS
                                   MAY 1, 1999

                                      -----

                              Seeking High Current
                            Income and Improvement of
                            Income and Capital Value
                               Over the Long Term


                                   managed by
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund

      Investment Objectives/Principal Strategies    1

      Principal Risks    2

      Past Performance    3

      Fees and Expenses    4

      Management    5

      Year 2000    6

Shareholder Information

      Deciding Which Class of Shares to Buy    7

      Pricing of Fund Shares    9

      Opening Your Account    9

      How to Buy Additional Shares    10

      How to Exchange Shares Between
        The Seligman Mutual Funds    11

      How to Sell Shares    11

      Important Policies That May Affect
        Your Account    12

      Dividends and Capital Gain Distributions    13

      Taxes    13

      The Seligman Mutual Funds    14

      Financial Highlights    15

      How to Contact Us    17

For More Information    back cover

TIMES CHANGE ... VALUES ENDURE

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The Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Fund's objectives are high current income consistent with what is believed to be prudent risk of capital and the possibility of improvement in income and capital value over the longer term.

The Fund uses the following principle strategies to seek its objectives:

The Fund generally invests at least 80% of its assets in income-producing securities. The Fund has a fundamental policy that, at all times, it must invest at least 25% of the market value of its gross assets in cash, bonds and/or preferred stocks.

Subject to these requirements, the Fund may be invested in many different types of securities, including, but not limited to: money market instruments, fixed-income securities (such as notes, bonds, debentures, and preferred stocks), US Government securities, senior securities convertible into common stocks, common stocks, and American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent securities of foreign issuers. Securities are carefully selected in light of the Fund's investment objectives and are diversified among many different types of securities and market sectors.

The Fund allocates its assets between equity securities and fixed-income securities. If equity valuations become excessive, then the Fund will invest more of its assets in fixed-income securities. The Fund may also invest more of its assets in fixed-income securities if the investment manager believes that interest rates are at attractive levels.

Equity securities are chosen for purchase by the Fund using a bottom-up stock selection approach. This means the investment manager concentrates on individual company fundamentals, rather than on a particular industry. The Fund seeks to purchase strong, well-managed companies, generally large US companies, which have the potential for solid earnings growth and dividend increases. The investment manager looks to identify companies that it believes offer attractive dividend yields relative to the market and, typically, that display relatively low valuations.

Fixed-income securities are chosen for purchase by the Fund using a method that combines macro analysis of the fixed-income market with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Fund based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value) and total return opportunities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities (which does not include ADRs). The Fund generally does not invest a significant amount, if any, in illiquid or foreign securities.

Except for its fundamental policy, which can only be changed with the approval of shareholders, the Fund may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Fund's objectives.

The Fund's objectives are a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Fund will achieve its objectives.

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


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PRINCIPAL RISKS

A significant portion of the Fund's assets is generally invested in common stocks. Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

While the Fund maintains exposure to varied industry sectors over the longer term, it may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

Stocks of large US companies, like those in which the Fund may invest, are experiencing an extended period of strong performance. However, if investor sentiment changes, the value of large company stocks may decline. This could have an adverse effect on the Fund's yield, net asset value, and total return.

The portion of the Fund's assets that are invested in fixed-income securities will be subject to interest rate risk and credit risk, as discussed below.

Changes in market interest rates will affect the value of the fixed-income securities held by the Fund. In general, the market value of fixed-income securities, like the securities in which the Fund invests, move in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. Long-term securities are generally more sensitive to changes in interest rates, and therefore subject to a greater degree of market price volatility. Changes in the value of the fixed-income securities held by the Fund may affect the Fund's net asset value. The extent to which the Fund is affected will depend on the percentage of the Fund's assets that is invested in fixed-income securities and the duration of the securities held.

A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a security would be unable to make interest and principal payments. To the extent the Fund holds securities that have been downgraded, or default on payment, its performance could be negatively affected.

Fixed-income securities, like those in which the Fund invests, are traded principally by dealers in the over-the counter market. The Fund's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs and a possible increase in short-term capital gains and losses. This may increase the Fund's expenses and have tax consequences for investors in the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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


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PAST PERFORMANCE

The Fund offers three Classes of shares. The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how each Class's performance compares to three widely-used measures of performance.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class A Annual Total Returns - Calendar Years


  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                               Annual Total
                     Calendar Year               Returns
                     -------------               -------
                         1989                     15.1%
                         1990                     (8.3%)
                         1991                     30.1%
                         1992                     17.5%
                         1993                     16.0%
                         1994                     (5.4%)
                         1995                     20.6%
                         1996                      8.2%
                         1997                     14.1%
                         1998                      7.3%


            Best calendar quarter return: XX.X% - quarter ended ____

            Worst calendar quarter return: XX.X% - quarter ended ____

-------------------------------------------------------------------------------------------------------------------------

              Average Annual Total Returns - Periods Ended 12/31/98

                                                                                 Class B                 Class D
                                          One         Five        Ten        Since Inception         Since Inception
                                          Year        Years      Years           4/22/96                 5/3/93
                                         -------     -------    -------    -------------------     -------------------
Class A                                    2.16%       7.54%     10.41%              --                    --
Class B                                    1.45         n/a        n/a             9.12%                   --
Class D                                    5.39        7.74        n/a               --                  8.26%
Lehman Bros. Aggregate Bond Index          8.69        7.27       9.26             9.20(1)               7.25(2)
S&P 500 Index                             28.58       24.06      19.21            29.00(1)              22.63(2)
Lipper Income Funds Average                7.85       10.68      11.61            11.98(1)              10.62(2)

The S&P 500 Index, the Lehman Bros. Aggregate Bond Index and the Lipper Income
Funds Average are unmanaged benchmarks that assume the reinvestment of dividends. The Lipper Income Funds Average does not reflect any sales charges and the S&P 500 Index and Lehman Bros. Aggregate Bond Index do not reflect any fees or sales charges. The S&P 500 Index measures the performance of large-cap stocks, the Lehman Bros. Aggregate Bond Index measures the performance of government and corporate bonds, and the Lipper Income Funds Average measures the performance of mutual funds with investment objectives similar to the Fund.

(1) From April 30, 1996.

(2) From April 30, 1993.

-------------------------------------------------------------------------------------------------------------------------

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

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FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees                                                                    Class A      Class B      Class D
----------------                                                                    ------       ------       ------
Maximum Sales Charge (Load) on Purchases
  (as a % of offering price) ....................................................    4.75%(1)      none         none

Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less) ............................................................     none(1)        5%           1%

Annual Fund Operating Expenses for 1998
---------------------------------------
(as a percentage of average net assets)

Management Fees .................................................................     .60%         .60%         .60%
Distribution and/or Service (12b-1) Fees ........................................     .24%        1.00%        1.00%
Other Expenses ..................................................................     .26%         .26%         .26%
                                                                                     -----        -----        -----
Total Annual Fund Operating Expenses ............................................    1.10%        1.86%        1.86%
                                                                                     =====        =====        =====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


-----------------------------------------
Management Fees:

Fees paid out of Fund assets to the
investment manager to compensate it for
managing the Fund.

12b-1 Fees:

Fees paid by each Class, pursuant to a
plan adopted by the Fund under Rule
12b-1 of the Investment Company Act of
1940. The plan allows each Class to pay
distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the
Fund, including such things as transfer
agency, registration, custody, and
auditing and legal fees.
-----------------------------------------


Example

This example is intended to help you compare the expenses of investing in the Fund with the expenses of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                      1 Year        3 Years      5 Years     10 Years
                       -----        -------      -------      -------
Class A                $            $            $             $
Class B
Class D

If you did not sell your shares at the end of each period, your expenses would be:

                      1 Year        3 Years      5 Years     10 Years
                       -----        -------      -------      -------
Class A                $             $           $             $
Class B
Class D

+ Class B shares will automatically convert to Class A shares after eight years.

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

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MANAGEMENT

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

The Fund's manager is J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017. Seligman manages the investment of the Fund's assets, including making purchases and sales of portfolio securities consistent with the Fund's investment objective and strategies, and administers the Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 18 USregistered investment companies, which offer more than 50 investment portfolios with approximately $XX.X billion in assets as of March 31, 1999. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 1999, of approximately $XX.X billion.

The Fund pays Seligman a fee for its management services. The fee rate declines as the Fund's net assets increase. It is equal to an annual rate of .60% of the Fund's average daily net assets on the first $1 billion of net assets, .55% of the Fund's average daily net assets on the next $1 billion of net assets and
 .50% of the Fund's average daily net assets in excess of $2 billion. The fee paid by the Fund to Seligman for the Fund's fiscal year ended December 31, 1998, was equal to an annual rate of .60% of the Fund's average daily net assets.


-----------------------------------------
Affiliates of Seligman:

Seligman Advisors, Inc. (Seligman
Advisors): The Fund's general
distributor; responsible for accepting
orders for purchases and sales of Fund
shares.

Seligman Services, Inc.: A limited
purpose broker/dealer; acts as the
broker/dealer of record for shareholder
accounts that do not have a designated
financial advisor.

Seligman Data Corp. (SDC): The Fund's
shareholder service agent; provides
shareholder account services to the Fund
at cost.
-----------------------------------------


Portfolio Management

The Fund is managed by the Seligman Growth and Income Team, headed by Charles C. Smith, Jr. Mr. Smith, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Fund since December 1991. Mr. Smith joined Seligman in 1985 as Vice President, Investment Officer. He became Senior Vice President, Senior Investment Officer in 1992, and Managing Director in January 1994. Mr. Smith also manages Seligman Common Stock Fund, Inc.; and he manages the Seligman Common Stock Portfolio and the Seligman Income Portfolio, two portfolios of Seligman Portfolios, Inc.

Rodney D. Collins, Senior Vice President, Investment Officer of Seligman since January 1999, co-manages the Fund. Mr. Collins joined Seligman in 1992 as a Vice President, Investment Officer. Mr. Collins also co-manages Seligman Common Stock Fund, Inc.; and he co-manages the Seligman Common Stock Portfolio and the Seligman Income Portfolio, two portfolios of Seligman Portfolios, Inc.

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

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YEAR 2000

As the millennium approaches, mutual funds, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other mutual funds, the Fund relies upon service providers and their computer systems for its day-to-day operations. Many of the Fund's service providers in turn depend upon computer systems of their vendors. Seligman and SDC have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Fund's other service providers and vendors. The team is comprised of several information technology and business professionals as well as outside consultants. The Project Manager of the team reports directly to the Administrative Committee of Seligman. The Project Manager and other members of the team also report to the Board of Directors of the Fund and its Audit Committee.

The team has identified the service providers and vendors who furnish critical services or software systems to the Fund, including securities firms that execute portfolio transactions for the Fund and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Fund. The team will assess the feasibility of their year 2000 plans. The team has made progress on its year 2000 contingency plans - recovery efforts the team will employ in the event that year 2000 issues adversely affect the Fund. The team anticipates finalizing these plans in the near future.

The Fund anticipates the team will implement all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Fund believes that the critical systems on which it relies will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Fund's critical service providers are not successful in implementing their year 2000 plans, the Fund's operations may be adversely affected, including pricing, securities trading and settlement, and the provision of shareholder services.

In addition, the Fund may hold securities of issuers whose underlying business leaves them susceptible to year 2000 issues. The Fund may also hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, are also susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness, and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If the Fund holds these securities, the Fund's performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available. Further, the Fund may be adversely affected if the exchanges, markets, depositories, clearing agencies, or government or third parties responsible for infrastructure needs do not address their year 2000 issues in a satisfactory manner.

SDC has informed the Fund that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Fund will not pay to remediate the systems of Seligman or bear directly the costs to remediate the systems of any other service providers or vendors, other than SDC.

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


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Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule and is subject to different ongoing 12b-1 fees. When deciding which Class of shares to buy, you should consider, among other things:

     o    The amount you plan to invest.

     o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

     o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

     o Whether you may be eligible for reduced or no sales charges when you buy or sell shares. Your financial advisor will be able to help you decide which Class of shares best meets your needs.


--------------------------------------------------------------------------------------------------------------
Class A

     o    Initial sales charge on Fund purchases, as set forth below:

                                                                    Sales Charge             Regular Dealer
                                           Sales Charge                as a %                  Discount
                                              as a %                   of Net                  as a % of
     Amount of your Investment         of Offering Price(1)        Amount Invested          Offering Price
     -------------------------         --------------------        ---------------          --------------
     Less than $ 50,000                        4.75%                    4.99%                    4.25%
     $50,000 - $ 99,999                        4.00                     4.17                     3.50
     $100,000 - $249,999                       3.50                     3.63                     3.00
     $250,000 - $499,999                       2.50                     2.56                     2.25
     $500,000 - $999,999                       2.00                     2.04                     1.75
     $1,000,000 and over(2)                    0.00                     0.00                     0.00

     (1)  "Offering Price" is the amount that you actually pay for Fund shares;
          it includes the initial sales charge.

     (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

     o    Annual 12b-1 fee (for shareholder services) of up to 0.25%.

     o    No sales charge on reinvested dividends or capital gain distributions.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class B

     o    No initial sales charge on purchases.

     o    A declining CDSC on shares sold within 6 years of purchase:

     Years Since Purchase                            CDSC
     ----------------                               ------
     Less than 1 year                                  5%
     1 year or more but less than 2 years              4
     2 years or more but less than 3 years             3
     3 years or more but less than 4 years             3
     4 years or more but less than 5 years             2
     5 years or more but less than 6 years             1
     6 years or more                                   0

     o    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

     o Automatic conversion to Class A shares after eight years, resulting in lower ongoing 12b-1 fees.

     o No CDSC on redemptions of shares purchased with reinvested dividends or capital gain distributions.

------------------------------------------
Your purchase of Class B shares must be
for less than $250,000, because if you
are investing $250,000 or more you will
pay less in fees and charges if you buy
another Class of Shares.
------------------------------------------

--------------------------------------------------------------------------------

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


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--------------------------------------------------------------------------------
Class D

     o    No initial sales charge on purchases.

     o    A 1% CDSC on shares sold within one year of purchase.

     o    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

     o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

     o No CDSC on redemptions of shares purchased with reinvested dividends or capital gain distributions.
--------------------------------------------------------------------------------

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Fund's Board of Directors believes that no conflict of interest currently exists between the Fund's Class A, Class B, and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of the Fund, it will be assumed that you held the shares since the date you purchased the shares of the Fund.

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


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PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.

If your buy or sell order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of the Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class B and Class D shares will generally be lower than the NAV of Class A shares.

Securities owned by the Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

-----------------------------------------
NAV:
Computed separately for each Class by
dividing that Class's share of the net
assets of the Fund (i.e., its assets
less liabilities) by the total number of
outstanding shares of the Class.
-----------------------------------------

OPENING YOUR ACCOUNT

The Fund's shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges. Ask your financial advisor if any of these programs apply to you.

To make your initial investment in the Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

-----------------------------------------
You may buy shares of the Fund for all
types of tax-deferred retirement plans.
Contact Retirement Plan Services at the
address or phone number listed on the
inside back cover of this prospectus for
information and to receive the proper
forms.
-----------------------------------------


The required minimum initial investments are:

     o    Regular (non-retirement) accounts: $1,000

     o For accounts opened concurrently with Invest-A-Check(R): $100 to open if you will be making monthly investments $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your Fund purchase, and any subsequent transactions in your account. You will also be sent at least annually, a statement detailing all your transactions in the Fund and all other Seligman funds you own. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.

    If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a signature guarantee) at a later date.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Shares may be purchased through your authorized financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Your investment will be made in the Class you already own. Send investment checks to:

                 Seligman Data Corp.
                 P.O. Box 9766
                 Providence, RI 02940-5051

Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name, and Class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon Matrix(SM). (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

Seligman Harvester. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses, and establishing a prudent withdrawal schedule. Contact your financial advisor for more information.

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


--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES BETWEEN THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy Class A shares of the Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-a-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment.

See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es), which you should read and understand before investing.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

You will need to guarantee your signature(s) if the proceeds are:

(1)  $50,000 or more;
(2)  to be paid to someone other than all account owners, or
(3)  mailed to other than your address of record.

-----------------------------------------
Signature Guarantee:
Protects you and the Fund from fraud. It
guarantees that a signature is genuine.
A guarantee must be obtained from an
eligible financial institution.
Notarization by a notary public is not
an acceptable guarantee.
-----------------------------------------

You may need to provide additional documents to sell Fund shares if you are:

     o    a corporation;

     o    an executor or administrator;

     o    a trustee or custodian; or

     o    in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in the Fund, you may withdraw (sell) a fixed amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B or Class D shares and reinvest your dividends and capital gain distributions, you may withdraw 12% or 10%, respectively, of the value of your Fund account (at the time of election) annually without a CDSC.

Check Redemption Service. If you have at least $25,000 in the Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application, or contactSDC for the appropriate forms to establish this service.

Check Redemption Service. If you have at least $25,000 in the Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application, or contact SDC for the appropriate forms to establish this service.

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


--------------------------------------------------------------------------------

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, the Fund reserves the right to:

     o    Refuse an exchange request if:

          1. you have exchanged twice from the same fund in any three-month period;

          2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of the Fund's net assets; or

          3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

     o    Refuse any request to buy Fund shares.

     o    Reject any request received by telephone.

     o    Suspend or terminate telephone services.

     o    Reject a signature guarantee that SDC believes may be fraudulent.

     o    Close your fund account if its value falls below $500.

     o Close your account if it does not have a certified taxpayer identification number.

Telephone Services

You and your broker/dealer or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

     o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record)

     o    Exchange shares between funds

     o    Change dividend and/or capital gain distribution options

     o    Change your address

     o    Establish systematic withdrawals to address of record

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form.

Restrictions apply to certain types of accounts:

     o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone.

     o    Corporations may not sell Fund shares by phone.

     o IRAs may only exchange Fund shares or request address changes by phone.

     o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to write, and it may take longer for your request to be processed. The Fund's NAV may fluctuate during this time.

The Fund and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege

If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

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


--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund generally pays any dividends from its net investment income and distributes net capital gains realized on investments annually. It is expected that the Fund's distributions will be primarily capital gains.

You may elect to:

(1)  reinvest both dividends and capital gain distributions;

(2)  receive dividends in cash and reinvest capital gain distributions; or

(3)  receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus, or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends on Class B and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

-----------------------------------------
Dividend:
A payment by a mutual fund, usually
derived from the fund's net investment
income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:
A payment to mutual fund shareholders
which represents profits realized on the sale of securities in a fund's portfolio.

Ex-dividend Date:
The day on which any declared
distributions (dividends or capital
gains) are deducted from a fund's assets
before it calculates its NAV.
-----------------------------------------


TAXES

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE SELIGMAN MUTUAL FUNDS

EQUITY

SPECIALTY
--------------------------------------------------------------------------------
Seligman Communications and
Information Fund

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Henderson Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Seligman Henderson Emerging Markets Growth Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.


SMALL COMPANY
--------------------------------------------------------------------------------
Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Small-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

Seligman Henderson Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.


MEDIUM COMPANY
--------------------------------------------------------------------------------
Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.


LARGE COMPANY
--------------------------------------------------------------------------------
Seligman Growth Fund

Seeks long-term growth of capital value and an increase in future income.

Seligman Henderson Global Growth Opportunities Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

Seligman Common Stock Fund

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman Henderson International Fund

Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.


BALANCED
--------------------------------------------------------------------------------
Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.


FIXED-INCOME

INCOME
--------------------------------------------------------------------------------
Seligman High-Yield Bond Fund

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman U.S. Government Securities Fund

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.


MUNICIPAL
--------------------------------------------------------------------------------
Seligman Municipal Funds:
National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California        Louisiana          New Jersey
 o High-Yield     Maryland           New York
 o Quality        Massachusetts      North Carolina
Colorado          Michigan           Ohio
Florida           Minnesota          Oregon
Georgia           Missouri           Pennsylvania
                                     South Carolina

* A small portion of income may be subject to state taxes.


MONEY MARKET
--------------------------------------------------------------------------------
Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Financial Highlights

The tables below are intended to help you understand each Class's financial performance for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain
distributions. Total returns do not reflect any sales charges.                ,
independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.


CLASS A

                                                                          Year ended December 31,
                                                    ----------------------------------------------------------------
                                                     1998           1997           1996           1995          1994
                                                    -----          -----          -----          -----         -----
Per Share Data*:
Net asset value, beginning of period ...........   $14.81         $14.97         $14.63         $13.05        $14.58
                                                    -----          -----          -----          -----         -----
Income from investment operations:
  Net investment income ........................     0.64           0.71           0.74           0.76          0.76
  Net gains or losses on securities
    (both realized and unrealized) .............     0.41           1.41           0.38           1.89         (1.57)
  Net gains or losses on foreign currency
    transactions (both realized and unrealized)        --          (0.10)          0.04           (0.01)        0.03
                                                    -----          -----          -----          -----         -----
Total from investment operations ...............     1.05           2.02           1.16           2.64         (0.78)
                                                    -----          -----          -----          -----         -----
Less distributions:
  Dividends (from net investment income) .......    (0.65)         (0.74)         (0.73)         (0.78)        (0.75)
  Distributions (from capital gains) ...........    (0.86)         (1.44)         (0.09)         (0.28)           --
                                                    -----          -----          -----          -----         -----
Total distributions ............................    (1.51)         (2.18)         (0.82)         (1.06)        (0.75)
                                                    -----          -----          -----          -----         -----
Net asset value, end of period .................   $14.35         $14.81         $14.97         $14.63        $13.05
                                                    =====          =====          =====          =====         =====
Total return ...................................     7.26%         14.06%          8.22%         20.60%        (5.43)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ....... $256,060       $270,688       $296,291       $318,307      $286,355
Ratio of expenses to average net assets ........     1.10%          1.14%          1.14%          1.00%         1.02%
Ratio of net income to average net assets ......     4.25%          4.66%          5.11%          5.38%         5.51%
Portfolio turnover rate ........................   124.79%        138.90%        125.92%        111.78%        66.62%

----------
  * Per share amounts are calculated based on average shares outstanding.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CLASS B

                                                       Year ended
                                                       December 31,            4/22/96**
                                                   -------------------            to
                                                   1998           1997         12/31/96
                                                   -----          -----         ------
Per Share Data*:
Net asset value, beginning of period ...........  $14.79         $14.95         $14.43
                                                   -----          -----          -----
Income from investment operations:
  Net investment income ........................    0.52           0.59           0.43
  Net gains or losses on securities
    (both realized and unrealized) .............    0.39           1.41           0.59
  Net gains or losses on foreign currency
    transactions (both realized and unrealized)       --          (0.10)          0.05
                                                   -----          -----          -----
Total from investment operations ...............    0.91           1.90           1.07
                                                   -----          -----          -----
Less distributions:
  Dividends (from net investment income) .......   (0.54)         (0.62)         (0.46)
  Distributions (from capital gains) ...........   (0.86)         (1.44)         (0.09)
                                                   -----          -----          -----
Total distributions ............................   (1.40)          2.06          (0.55)
                                                   -----          -----          -----
Net asset value, end of period .................  $14.30         $14.79         $14.95
                                                   =====          =====          =====
Total return ...................................    6.28%         13.24%          7.58%+
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ....... $21,096         $8,607         $2,961
Ratio of expenses to average net assets ........    1.86%          1.90%          1.89%+
Ratio of net income to average net assets ......    3.49%          3.90%          4.36%+
Portfolio turnover rate ........................  124.79%        138.90%        125.92%++


                                                                         Year ended December 31,
                                                   ----------------------------------------------------------------
CLASS D                                             1998           1997           1996           1995          1994
                                                   -----          -----          -----          -----         -----
Per Share Data*:
Net asset value, beginning of period ...........  $14.78         $14.95         $14.60         $13.01        $14.55
                                                   -----          -----          -----          -----         -----
Investment operations:
  Net investment income ........................    0.52           0.59           0.63           0.65          0.65
  Net gains or losses on securities
    (both realized and unrealized) .............    0.40           1.40           0.38           1.88         (1.57)
  Net gains or losses on foreign currency
    transactions (both realized and unrealized)       --          (0.10)          0.04          (0.01)         0.03
                                                   -----          -----          -----          -----         -----
Total from investment operations ...............    0.92           1.89           1.05           2.52         (0.89)
                                                   -----          -----          -----          -----         -----
Less distributions:
  Dividends (from net investment income) .......   (0.54)         (0.62)         (0.61)         (0.65)        (0.65)
  Distributions (from capital gains) ...........   (0.86)         (1.44)         (0.09)         (0.28)           --
                                                   -----          -----          -----          -----         -----
Total distributions ............................   (1.40)         (2.06)         (0.70)         (0.93)        (0.65)
                                                   -----          -----          -----          -----         -----
Net asset value, end of period .................  $14.30         $14.78         $14.95         $14.60        $13.01
                                                   =====          =====          =====          =====         =====
Total return ...................................    6.36%         13.17%          7.43%         19.66%         6.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ....... $78,263        $76,194        $81,957        $86,701       $67,946
Ratio of expenses to average net assets ........    1.86%          1.90%          1.90%          1.79%         1.82%
Ratio of net income to average net assets ......    3.49%          3.90%          4.37%          4.58%         4.74%
Portfolio turnover rate ........................  124.79%        138.90%        125.92%        111.78%        66.62%

----------
  * Per share amounts are calculated based on average shares outstanding.

 ** Commencement of offering of shares.

  + Annualized.

 ++ For the year ended December 31, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

How to Contact Us

The Fund                      Write:      Corporate Communications/
                                          Investor Relations Department
                                          J. & W. Seligman & Co. Incorporated
                                          100 Park Avenue, New York, NY 10017

                              Phone:      Toll-Free (800) 221-7844 in the US or
                                          (212) 850-1864 outside the US

                              Website:    http://www.seligman.com


Your Regular
(Non-Retirement)
Account                       Write:      Shareholder Services Department
                                          Seligman Data Corp.
                                          100 Park Avenue, New York, NY 10017

                              Phone:      Toll-Free (800) 221-2450 in the US or
                                          (212) 682-7600 outside the US

                              Website:    http://www.seligman.com


Your Retirement
Account                       Write:      Retirement Plan Services
                                          Seligman Data Corp.
                                          100 Park Avenue, New York, NY 10017

                              Phone:      Toll-Free (800) 445-1777



            --------------------------------------------------------
            24-hour telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.
            --------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For More Information


          ------------------------------------------------------------
          The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US.

          Statement of Additional INformation (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally part of) this prospectus.

          Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find an discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
          ------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Wasington, DC. For information about the operation of the Public Reference Room, call (800) SEC-0330. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by writing: Public Reference Section of the SEC, Washington, DC. 20549-6009.

SEC FILE NUMBER: 811-525

--------------------------------------------------------------------------------

                           SELIGMAN INCOME FUND, INC.


                       Statement of Additional Information
                                   May 1, 1999

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of the Seligman Income Fund, Inc., dated May 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which you may obtain by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.









                                     Table of Contents

      Fund History.................................................  2
      Description of the Fund and its Investments and Risks........  2
      Management of the Fund.......................................  5
      Control Persons and Principal Holders of Securities..........  10
      Investment Advisory and Other Services.......................  10
      Brokerage Allocation and Other Practices.....................  16
      Capital Stock and Other Securities ..........................  17
      Purchase, Redemption, and Pricing of Shares..................  17
      Taxation of the Fund.........................................  22
      Underwriters.................................................  23
      Calculation of Performance Data .............................  25
      Financial Statements.........................................  27
      General Information..........................................  27
      Appendix ....................................................  28

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland in 1947.

              Description of the Fund and Its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Fund's Prospectus.

Convertible bonds. Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to nonconvertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than nonconvertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed income security. In selecting convertible securities for the Fund's portfolio, the investment manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits and capability of management. In evaluating a convertible security, the investment manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the investment manager would be forced to seek alternative investments. The Fund may invest in debt securities convertible into equity securities rated as low as CC by Standard & Poor's Rating Service (S&P) or Ca by Moody's Investors Service, Inc. (Moody's). Securities rated below investment grade often have speculative characteristics and may be subject to greater market fluctuations and risk of loss of income and principal than higher rated securities. A description of credit ratings and risks associated with lower rated debt securities, which tend to be more speculative and riskier than higher rated debt securities, is set forth in Appendix "A" to this document. The investment manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Fund's investment objectives.

The Fund does not expect to invest more than 5% of its assets in nonconvertible bonds, notes and debentures rated below investment grade (BB or lower by S&P or Ba or lower by Moody's). Although bonds rated in the fourth credit rating category (BBB or Baa) are commonly referred to as investment grade, they may have speculative characteristics.

Foreign Securities. The Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest in other securities of foreign issuers either directly or through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or Global Depositary Receipts (GDRs) (collectively "Depositary Receipts"). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulation. There may be less information available about a foreign company than about a US company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities and there may be delays and risks attendant in local settlement procedures. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than those in United States. Investments in foreign securities may also be subject to local economic or political risks, political instability, the possible nationalization of issuers and the risk of expropriation or restrictions on the repatriation of proceeds of sale. In addition, foreign investments may be subject to withholding and other taxes. ADRs, which are traded in dollars on US Exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored Depositary Receipt programs are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. The Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Receipts or to commercial paper and certificates of deposit issued by foreign banks.

Foreign Currency Transactions. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Fund will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

The Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the contract would approximate the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Fund. Under extraordinary circumstances, the investment manager may enter into forward currency contracts in excess of 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market involvement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these contracts. The investment manager will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and its ability to purchase additional securities.

Except as set forth above and immediately below, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the investment manager. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries is not known.

Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and broker/dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a security, generally a US Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. The Fund's repurchase agreements will at all times be fully collateralized.

Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, a decline in value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less. The Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be invested in such agreements.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money for temporary or emergency purposes in an amount not to exceed 15% of the value of its total assets. The Fund may pledge its assets only to the extent necessary to effect permitted borrowings on a secured basis.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of the Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed or any gain in value less than the cost of amounts borrowed would cause net asset value to decline more than would otherwise be the case.

Rights and Warrants. The Fund may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in the Fund's investment restrictions regarding such securities.

The Fund may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Fund's net assets, valued at the lower of cost or market. In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

Lending of Portfolio Securities. The Fund may lend portfolio securities to broker/dealers or other institutions, if the investment manager believes such loans will be beneficial to the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividend or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may loose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund in responsible for any loss that might result from its investment of the borrower's collateral.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the Fund's outstanding voting securities. Under these policies, the Fund may not:

- Borrow money, except for temporary or emergency purposes in an amount not to exceed 15% of the value of its total assets;

- Mortgage or pledge any of its assets, except to the extent necessary to effect permitted borrowings on a secured basis and except to enter into escrow arrangements in connection with the sales of permitted call options. The Fund has no present intention of selling call options, and will not do so without the prior approval of the Fund's Board of Directors;

-    Purchase   securities   (other  than  closing  call  options)   except  for
     investment, buy on "margin," or sell "short";

- Invest more than 5% of the value of its total assets, at market value, in securities of any company which, with their predecessors, have been in operation less than three continuous years, provided, however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded from this calculation;

- Invest more than 5% of its total assets (taken at market) in securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, buy more than 10% of the outstanding voting securities or more than 10% of all the securities of any issuer, or invest to control or manage any company;

-    Invest more than 25% of total assets at market value in any one industry;

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under the Deferred Compensation Plan for Directors;

- Purchase or hold any real estate, including limited partnership interests in real property, except the Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities;

- Deal with its directors or officers, or firms they are associated with, in the purchase or sale of securities of other issuers, except as broker;

-    Purchase or sell commodities and commodity contracts;

- Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

- Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks may be considered loans; or

- Write or purchase put, call, straddle or spread options except that the Fund may sell covered call options listed on a national securities exchange or quoted on NASDAQ and purchase closing call options so listed or quoted. The Fund has no present intention of entering into these types of transactions, and will not do so without the prior approval of the Fund's Board of Directors.

The Fund also may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940 (1940 Act), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Temporary Defensive Position

When the investment manager believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. The Fund's investments in foreign short-term instruments will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US short-term instruments. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the years ended December 31, 1998 and 1997 were ______% and 138.90%, respectively.

                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
           ---------                   -----------------                          --------------------
      William C. Morris*         Director, Chairman of the       Chairman,  J. & W.  Seligman  & Co.  Incorporated,
             (60)                Board, Chief Executive          Chairman and Chief Executive Officer, the Seligman
                                 Officer and Chairman of the     Group of investment companies;  Chairman, Seligman
                                 Executive Committee             Advisors, Inc, Seligman Services,  Inc., and Carbo
                                                                 Ceramics Inc.,  ceramic  proppants for oil and gas
                                                                 industry;    Director,    Seligman   Data   Corp.,
                                                                 Kerr-McGee    Corporation,    diversified   energy
                                                                 company;  and Sarah Lawrence College; and a Member
                                                                 of  the  Board  of  Governors  of  the  Investment
                                                                 Company  Institute.   Formerly,  Director,  Daniel
                                                                 Industries  Inc.,  manufacturer  of  oil  and  gas
                                                                 metering equipment.

        Brian T. Zino*           Director, President and         Director  and  President,  J. & W.  Seligman & Co.
             (46)                Member of the Executive         Incorporated;  President  (with the  exception  of
                                 Committee                       Seligman Quality Municipal Fund, Inc. and Seligman
                                                                 Select  Municipal  Fund,  Inc.)  and  Director  or
                                                                 Trustee,   the   Seligman   Group  of   investment
                                                                 companies;    Chairman,   Seligman   Data   Corp.;
                                                                 Director,  ICI Mutual Insurance Company;  Seligman
                                                                 Advisors, Inc., and Seligman Services, Inc.

     Richard R. Schmaltz*        Director and Member of the      Director  and  Managing   Director,   Director  of
             (58)                Executive Committee             Investments,  J. & W. Seligman & Co. Incorporated;
                                                                 Director  or  Trustee,   the  Seligman   Group  of
                                                                 investment companies; Director, Seligman Henderson
                                                                 Co.,  and  Trustee   Emeritus  of  Colby  College.
                                                                 Formerly,   Director,   Investment   Research   at
                                                                 Neuberger  & Berman  from  May  1993 to  September
                                                                 1996.

        John R. Galvin                      Director             Dean,  Fletcher  School  of Law and  Diplomacy  at
             (69)                                                Tufts   University;   Director  or  Trustee,   the
       Tufts University                                          Seligman Group of investment companies;  Chairman,
        Packard Avenue,                                          American  Council on  Germany;  a Governor  of the
       Medford, MA 02155                                         Center for Creative Leadership; Director; Raytheon
                                                                 Co., electronics; National Defense University; and
                                                                 the  Institute  for  Defense  Analysis.  Formerly,
                                                                 Director,  USLIFE  Corporation;  Ambassador,  U.S.
                                                                 State   Department  for  negotiations  in  Bosnia;
                                                                 Distinguished   Policy   Analyst   at  Ohio  State
                                                                 University  and Olin  Distinguished  Professor  of
                                                                 National  Security  Studies at the  United  States
                                                                 Military Academy.  From June 1987 to June 1992, he
                                                                 was the Supreme Allied  Commander,  Europe and the
                                                                 Commander-in-Chief,    United   States    European
                                                                 Command.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
           ---------                   -----------------                          --------------------
       Alice S. Ilchman                     Director             Retired   President,   Sarah   Lawrence   College;
             (63)                                                Director  or  Trustee,   the  Seligman   Group  of
      18 Highland Circle                                         investment companies;  Director, the Committee for
     Bronxville, NY 10708                                        Economic    Development;    and   Chairman,    The
                                                                 Rockefeller  Foundation,   charitable  foundation.
                                                                 Formerly,    Trustee,   The   Markle   Foundation,
                                                                 philanthropic  organization;  and Director, NYNEX,
                                                                 telephone company; and International  Research and
                                                                 Exchange Board, intellectual exchanges.

       Frank A. McPherson                   Director             Retired  Chairman and Chief  Executive  Officer of
              (65)                                               Kerr-McGee  Corporation;  Director or Trustee, the
2601 Northwest Expressway,                                       Seligman Group of investment companies;  Director,
           Suite 805E                                            Kimberly-Clark  Corporation,   consumer  products;
    Oklahoma City, OK 73112                                      Bank of Oklahoma Holding Company;  Baptist Medical
                                                                 Center;    Oklahoma    Chapter   of   the   Nature
                                                                 Conservancy; Oklahoma Medical Research Foundation;
                                                                 and National Boys and Girls Clubs of America;  and
                                                                 Member of the  Business  Roundtable  and  National
                                                                 Petroleum Council.  Formerly,  Chairman,  Oklahoma
                                                                 City  Public  Schools  Foundation;  and  Director,
                                                                 Federal Reserve  System's Kansas City Reserve Bank
                                                                 and the Oklahoma City Chamber of Commerce.

         John E. Merow                      Director             Retired  Chairman and Senior  Partner,  Sullivan &
             (69)                                                Cromwell,  law  firm;  Director  or  Trustee,  the
       125 Broad Street,                                         Seligman Group of investment companies;  Director,
      New York, NY 10004                                         Commonwealth  Industries,  Inc.,  manufacturers of
                                                                 aluminum  sheet   products;   the  Foreign  Policy
                                                                 Association;  Municipal  Art  Society of New York;
                                                                 the U.S. Council for International  Business;  and
                                                                 New York Presbyterian Hospital; Chairman, American
                                                                 Australian Association;  and New York Presbyterian
                                                                 Healthcare  Network,  Inc.;   Vice-Chairman,   the
                                                                 U.S.-New  Zealand  Council;   and  Member  of  the
                                                                 American  Law  Institute  and  Council  on Foreign
                                                                 Relations.

        Betsy S. Michel                     Director             Attorney;  Director or Trustee, the Seligman Group
             (56)                                                of investment companies; Trustee, The Geraldine R.
         P.O. Box 449                                            Dodge  Foundation,   charitable  foundation;   and
      Gladstone, NJ 07934                                        Chairman of the Board of Trustees of St.  George's
                                                                 School  (Newport,  RI).  Formerly,  Director,  the
                                                                 National   Association  of   Independent   Schools
                                                                 (Washington, DC).

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
           ---------                   -----------------                          --------------------
        James C. Pitney                     Director             Retired Partner, Pitney, Hardin, Kipp & Szuch, law
             (72)                                                firm;  Director or Trustee,  the Seligman Group of
 Park Avenue at Morris County,                                   investment companies.  Formerly,  Director, Public
 P.O. Box 1945, Morristown, NJ                                   Service Enterprise Group, public utility.
             07962

       James Q. Riordan                     Director             Director  or  Trustee,   the  Seligman   Group  of
             (71)                                                investment   companies;   Director,   The  Houston
       675 Third Avenue,                                         Exploration Company; The Brooklyn Museum,  KeySpan
          Suite 3004                                             Energy   Corporation;   and  Public   Broadcasting
      New York, NY 10017                                         Service;  and Trustee,  the Committee for Economic
                                                                 Development.  Formerly,  Co-Chairman of the Policy
                                                                 Council of the Tax  Foundation;  Director,  Tesoro
                                                                 Petroleum Companies, Inc. and Dow Jones & Company,
                                                                 Inc.; Director and President, Bekaert Corporation;
                                                                 and Co-Chairman, Mobil Corporation.

       Robert L. Shafer                     Director             Retired Vice President,  Pfizer Inc.;  Director or
             (66)                                                Trustee,   the   Seligman   Group  of   investment
     96 Evergreen Avenue,                                        companies. Formerly, Director, USLIFE Corporation.
         Rye, NY 10580

       James N. Whitson                     Director             Director  and  Consultant,   Sammons  Enterprises,
             (63)                                                Inc.;  Director or Trustee,  the Seligman Group of
    6606 Forestshire Drive                                       investment companies;  C-SPAN; and CommScope, Inc.
       Dallas, TX 75230                                          manufacturer   of   coaxial   cables.    Formerly,
                                                                 Executive Vice President, Chief Operating Officer,
                                                                 Sammons Enterprises,  Inc.; and Director,  Red Man
                                                                 Pipe  and   Supply   Company,   piping  and  other
                                                                 materials.

     Charles C. Smith, Jr.        Vice President and Portfolio   Managing Director (formerly, Senior Vice President
              (41)                          Manager              and Senior Investment Officer), J. & W. Seligman &
                                                                 Co.  Incorporated;  Vice  President  and Portfolio
                                                                 Manager,  two other open-end investment  companies
                                                                 in  the   Seligman   Group   and   Tri-Continental
                                                                 Corporation, closed-end investment company.

       Lawrence P. Vogel                 Vice President          Senior Vice President, Finance, J. & W. Seligman &
             (42)                                                Co.  Incorporated,  Seligman  Advisors,  Inc., and
                                                                 Seligman Data Corp.; Vice President,  the Seligman
                                                                 Group  of  investment   companies,   and  Seligman
                                                                 Services, Inc.; and Treasurer,  Seligman Henderson
                                                                 Co.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
           ---------                   -----------------                          --------------------
        Frank J. Nasta                     Secretary             General  Counsel,  Senior Vice President,  Law and
             (34)                                                Regulation  and  Corporate  Secretary,   J.  &  W.
                                                                 Seligman  &  Co.  Incorporated;   Secretary,   the
                                                                 Seligman Group of investment  companies,  Seligman
                                                                 Advisors,  Inc.,  Seligman Henderson Co., Seligman
                                                                 Services, Inc., and Seligman Data Corp.

         Thomas G. Rose                    Treasurer             Treasurer, the Seligman Group of investment companies
              (41)                                               and Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available, and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Directors (1)(2)
       ------------------                            -------------       -------------           -------------------

William C. Morris, Director and Chairman                 N/A                 N/A                         N/A
Brian T. Zino, Director and President                    N/A                 N/A                         N/A
Richard R. Schmaltz, Director                            N/A                 N/A                         N/A
John R. Galvin, Director                                 $                   N/A                     $79,000
Alice S. Ilchman, Director                                                   N/A                      73,000
Frank A. McPherson, Director                                                 N/A                      79,000
John E. Merow, Director                                                      N/A                      77,000
Betsy S. Michel, Director                                                    N/A                      79,000
James C. Pitney, Director                                                    N/A                      75,000
James Q. Riordan, Director                                                   N/A                      75,000
Robert L. Shafer, Director                                                   N/A                      75,000
James N. Whitson, Director                               (d)                 N/A                      79,000(d)

----------
(1) For the Fund's year ended December 31, 1998. Effective January 16, 1998, the per meeting fee for Directors was increased by $1,000, which is allocated among all Funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of eighteen investment companies. (d) Deferred.

The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. The Fund has adopted a Deferred Compensation Plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of December 31, 1998 was $________. Messrs.

Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $________ and $_________, respectively, as of December 31, 1998.

The Fund may, but is not obligated to, purchase shares of Seligman Group investment companies to hedge its obligations in connection with the Fund's Deferred Compensation Plan.

Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and J. & W. Seligman & Co. Incorporated and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by J. & W. Seligman & Co. Incorporated or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               Control Persons and Principal Holders of Securities

Control Persons

As of January 31, 1999, there was no person or persons who controlled the Fund, either through a significant ownership of shares or any other means of control.

Principal Holders

As of January 31, 1999, 7.64% of the Fund's Class A common stock then outstanding, 24.42% of the Fund's Class B common stock then outstanding; and, 24.37% of the Fund's Class D common stock then outstanding, were owned of record by Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of Its Customers, Attn. Fund Administrator, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246.

Management Ownership

Directors and officers of the Fund as a group owned less than 1% of the Fund's Class A capital stock as of January 31, 1999. As of the same date, no Directors or officers owned shares of the Fund's Class B or Class D capital stock.

                     Investment Advisory and Other Services

Investment Manager

J. & W. Seligman & Co. Incorporated (Seligman) manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .60% per annum of the Fund's average daily net assets on the first $1 billion of net assets and .55% per annum of the Fund's average daily net assets on the next $1 billion of net assets, and .50% per annum of the Fund's average daily net assets in excess of $2 billion. For the year ended December 31, 1998, the Fund paid Seligman $__________, equal to ______% per annum of its average daily net assets. For the year ended December 31, 1997, the Fund paid Seligman $2,192,400, equal to .60% per annum of its average daily net assets, and for the year ended December 31, 1996, the Fund paid Seligman $2,342,764 equal to .60% per annum of its average daily net assets. Seligman paid fees to Seligman Henderson Co., pursuant to a subadvisory contract, of $271,414 and $248,704 for the years ended December 31, 1997 and 1996, respectively. On March 30, 1998, the subadvisory agreement was terminated. For the period January 1, 1998 through March 30, 1998, Seligman paid fees to Seligman Henderson Co. of $__________.

The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by or serving as a Director of the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

The Management Agreement provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Management Agreement was initially approved by the Board of Directors at a Meeting held on September 30, 1988 and by the shareholders at a special meeting held on December 16, 1988. Amendments to the Management Agreement, effective April 10, 1991, to increase the fee rate payable to the Manager by the Fund, were approved by the Board of Directors on January 17, 1991 and by the shareholders at a special meeting held on April 10, 1991. The amendments to the Management Agreement, effective January 1, 1996 to increase the fee rate payable to the Manager by the Fund were approved by the Board of Directors on September 21, 1995 and by the shareholders at a special meeting held on December 12, 1995. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund or by Seligman, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter

Seligman Advisors, Inc., (Seligman Advisors) an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, as amended April 10, 1991, and January 1, 1996, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of the Fund, as set forth below:

                                                                                   Regular Dealer
                                    Sales Charge           Sales Charge              Reallowance
                                     As a % of             as a % of Net              As a % of
Amount of Purchase               Offering Price(1)        Amount Invested          Offering Price
------------------               -----------------        ---------------          --------------
Less than  $50,000                      4.75%                  4.99%                    4.25%
$50,000  -  $99,999                     4.00                   4.17                     3.50
$100,000  -  $249,999                   3.50                   3.63                     3.00
$250,000  -  $499,999                   2.50                   2.56                     2.25
$500,000  -  $999,999                   2.00                   2.04                     1.75
$1,000,000  and over(2)                  0                       0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For years ended December 31, 1998, 1997, and 1996, Seligman Services received commissions in the amounts of $_______ , $8,141 and $10,898, respectively.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman
Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund will be allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. Expenses of distribution activities that benefit both the Fund and other Seligman funds will be allocated among the applicable funds based on relative gross sales over the prior quarter, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the year ended December 31, 1998 was $__________, equivalent to ______% of the Class A shares' average daily net assets.

Class B

Under the 12b-1 Plan, the Fund, with respect to Class B shares, pays monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. The fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to a third party, FEP Capital, L.P., to compensate it for having funded, at the time of sale of Fund shares (i) a 4% commission payment to Service Organizations in connection with the sale of the Class B shares and (ii) a payment of up to .25% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or FEP Capital, L.P. in any one year upon the initial purchase of Class B shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and FEP Capital, L.P. are not reimbursed for expenses which exceed such fees. If the Fund's 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors or FEP Capital, L.P. with respect to Class B shares. The total amount paid by the Fund in respect of Class B shares for the year ended December 31, 1998 was $__________, equivalent to _____% per annum of the average daily net assets of Class B shares.

Class D

Under the 12b-1 Plan, the Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. The Fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to Class D share is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of up to .25% of the net asset value of the Class D share sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of assets invested in the Fund. The total amount paid by the Fund in respect of Class D shares for the year ended December 31, 1998 was $_____, equivalent to __% per annum of the average daily net assets of Class D shares.

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 1998 Seligman Advisors has incurred $______ of unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to __% of the net assets of Class D shares at December 31, 1998.

If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.

Payments made by the Fund under the 12b-1 Plan for its fiscal year ended December 31, 1998, were spent on the following activities in the following amounts:

                                   Class A       Class B      Class D
                                   -------       -------      -------

Compensation to underwriters                     $            $

Compensation to broker/dealers     $             $            $

Other*                                           $

* Payment is made to FEP Capital, L. P. to compensate it for having funded at the time of sale, payments to broker/dealers and underwriters.

The 12b-1 Plan was approved on July 16, 1992 by the Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the 12b-1 Plan (the "Qualified Directors") and was approved by shareholders of the Fund at a Special Meeting of the Shareholders held on November 23, 1992. The 12b-1 Plan became effective in respect of the Class A shares on January 1, 1993. The 12b-1 Plan was approved in respect of the Class B shares on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective in respect of the Class B shares on April 22, 1996. The 12b-1 Plan was approved in respect of the Class D shares on March 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class D shares on May 1, 1993. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class without the approval of a majority of the outstanding voting securities of the class. If the amount payable in respect of Class A shares under the 12b-1 Plan is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plan may be made except by vote of a majority of both the Directors and the Qualified Directors.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not

"interested persons" of the Fund be made by such disinterested Directors. The 12b-1 Plan is reviewed by the Directors annually.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the years ended December 31, 1998, 1997, and 1996, Seligman Services received distribution and service fees from the Fund pursuant to its 12b-1 Plan of $__________, $51,665 and $57,842, respectively.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

For the years ended December 31, 1998, 1997, and 1996, the Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $__________, $298,513 and $86,967, respectively.

Commissions

For the years ended December 31, 1998, 1997, and 1996, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Brokerage Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Fund. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Fund.

Directed Brokerage

During the year ended December 31, 1998 neither the Fund nor Seligman directed any of the Fund's brokerage transactions to a broker because of research services provided.

Regular Broker-Dealers

During the year ended December 31, 1998, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                       Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue 500,000,000 shares of common stock, each with a par value of $1.00, divided into three classes, designated Class A, Class B, and Class D shares. Each share of the Fund's Class A, Class B and Class D common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the multiclass plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below) may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available.

Class B

Class B shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                         CDSC
--------------------                                         ----

Less than 1 year ..........................................   5%
1 year or more but less than 2 years ......................   4%
2 years or more but less than 3 years .....................   3%
3 years or more but less than 4 years .....................   3%
4 years or more but less than 5 years .....................   2%
5 years or more but less than 6 years .....................   1%
6 years or more ...........................................   0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares, which are subject to an annual service fee of up to .25% but no distribution fee. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman Mutual Fund from which the exchange has been made.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class B and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund, may use the Fund's Systematic Withdrawal Plan to withdraw up to 12% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions  from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class B, or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund.

Fund Reorganizations

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares.

Portfolio securities are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE.

For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 4.75% and Class B and Class D shares are sold at NAV(1). Using each Class's NAV at December 31, 1998, the maximum offering price of the Fund's shares is as follows:

Class A
     Net asset value per share.................................       $

     Maximum sales charge (4.75% of offering price)............       $

     Offering price to public..................................       $
                                                                      =

Class B
     Net asset value and offering price per share(1) ..........       $

Class D
     Net asset value and offering price per share(1) ..........       $

--------------
(1) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a CDSC of 1% on redemptions within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. Individual shareholders generally will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholder on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.
Furthermore, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's common stock, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total sales charges paid by shareholders of Class A shares of the Fund for the years ended December 31, 1998, 1997 and 1996, amounted to $ , $312,439 and $568,667, respectively, of which $ , $36,070 and $65,484, respectively, was retained by Seligman Advisors.

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during its fiscal year ended December 31, 1998:

Net Underwriting     Compensation on
  Discounts and      Redemptions and
   Commissions         Repurchases
 (Class A Sales    (CDSC on Class A and         Brokerage         Other
Charge Retained)    Class D Retained)          Commissions     Compensation (1)
----------------    ----------------           -----------     ------------

 $                   $                          $               $

(1) Seligman Advisors has sold its rights to collect any CDSC imposed on redemptions of Class B shares to FEP Capital, L.P., in connection with an arrangement with FEP Capital, L.P. as discussed above under "12b-1 Plan." In connection with this arrangement, Seligman Advisors receives payments from FEP Capital, L.P. based on the value of Class B shares sold. Such payments received for the year ended December 31, 1998 are reflected in the table.

Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by,among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

The average annual total returns for the Fund's Class A shares for the one-year, five-year, and ten-year periods through December 31, 1998, were 2.16%, 7.54%, and 10.41%, respectively. These returns were computed by subtracting the maximum sales charge of 4.75% of public offering price and assuming that all of the dividends and capital gain distributions paid by the Fund over the relevant time period were reinvested. It was then assumed that at the end of each period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return). Table A below illustrates the total return (income and capital) on Class A shares of the Fund, assuming all dividend and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class A shares, assuming payment of the initial 4.75% sales charge, made on December 31, 1988, had a value of $___ on December 31, 1998, resulting in an aggregate total return of __%.

The average annual total returns for the Fund's Class B shares for the one-year period ended December 31, 1998 and for the period from April 22, 1996 (inception) through December 31, 1998, were 1.45% and 9.12%, respectively. These returns were computed assuming that all dividends and capital gain distributions paid by the Fund's Class B shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of each period, the entire amount was redeemed, subtracting the applicable CDSC. Table B illustrates the total return (income and capital) on Class B shares of the Fund, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class B shares on April 22, 1996 (commencement of operations of Class B shares) had a value of $___ on December 31, 1998, resulting in an aggregate total return of __%.

The average annual total returns for the Fund's Class D shares for the one-year and five-year periods ended December 31, 1998 and for the period from May 3, 1993 (inception) through December 31, 1998, were 5.39%, 7.74% and 8.26%, respectively. These returns were computed assuming that all of the dividends and capital gain distributions paid by the Fund's Class D shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of each period, the entire amount was redeemed, subtracting for the one year period the 1% CDSC, if applicable. Table C illustrates the total return (income and capital) on Class D shares of the Fund, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class D shares made on May 3, 1993 (commencement of operations of Class D shares) had a value of $___ on December 31, 1998, resulting in an aggregate total return of __%.

The results shown below should not be considered a representation of the dividend income or gain or loss in capital value which may be realized from an investment made in a class of shares of the Fund today.

                                TABLE A - CLASS A

                   Value of         Value of                          Total Value
  Year             Initial        Capital Gain       Value of             Of                Total
Ended(1)        Investment(2)     Distributions      Dividends       Investment(2)      Return(1)(3)
--------        -------------     -------------      ---------       -------------      ------------
 12/31/89           $
 12/31/90
 12/31/91
 12/31/92
 12/31/93
 12/31/94
 12/31/95
 12/31/96
 12/31/97
 12/31/98


                                TABLE B - CLASS B

                   Value of         Value of                          Total Value
 Period            Initial        Capital Gain       Value of             Of                Total
Ended(1)        Investment(2)     Distributions      Dividends       Investment(2)      Return(1)(3)
--------        -------------     -------------      ---------       -------------      ------------
 12/31/96         $1,036             $  6              $34             $1,076
 12/31/97            985              114               79              1,178
 12/31/98                                                                                         %


                                TABLE C - CLASS D

                   Value of         Value of                          Total Value
 Period            Initial        Capital Gain       Value of             Of                Total
Ended(1)        Investment(2)     Distributions      Dividends       Investment(2)      Return(1)(3)
--------        -------------     -------------      ---------       -------------      ------------
 12/31/93         $1,009             $ 36             $ 35             $1,080
 12/31/94            902               32               79              1,013
 12/31/95          1,012               59              141              1,212
 12/31/96          1,037               68              198              1,303
 12/31/97          1,025              198              251              1,474
 12/31/98                                                                                       %

-------------------------
1 For the ten-year period ended December 31, 1998 for Class A shares, from commencement of operations of Class B shares on April 22, 1996 and from commencement of operations of Class D shares on May 3, 1993.

2 The "Value of Initial Investment" as of the date indicated (1) reflects the effect of the maximum initial sales charge or CDSC, if applicable, (2) assumes that all dividends and capital gain distributions were taken in cash, and (3) reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" (1) reflects the effect of the CDSC, if applicable, and (2) assumes investment of all dividends and capital gain distributions.

3 Total return for each Class of shares of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales charge for Class A shares; determining total value of all dividends and capital gain distributions that would have been paid during the period on such shares assuming that each dividend or capital gain distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

The total returns and average annual total returns of Class A shares quoted from time to time for periods through December 31, 1992, do not reflect the deduction of 12b-1 fees, effective January 1, 1993. The total returns and average annual returns of Class A shares quoted from time to time for periods through April 10, 1991, do not reflect the increased management fee approved by shareholders on April 10, 1991. The total returns and average annual returns of the Class A and Class D shares quoted from time to time for periods through December 31, 1995, do not reflect the increase in the management fee approved by shareholders on December 12, 1995 and effective on January 1, 1996. These fees, if reflected, would reduce the performance quoted.

From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc., an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's Class A, Class B and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales charges. The Fund may also refer in advertisements in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance. Examples of such financial and other press publications include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT
REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR,

INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST AND YOUR MONEY.

The Fund's advertising or promotional material may make reference to the Fund's "Beta." "Standard Deviation," or "Alpha." Beta measures the volatility of the Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of the Fund and the returns of the market, adjusted for volatility.

                              Financial Statements

The Annual Report to shareholders for the year ended December 31, 1998 contains a schedule of the investments of the Fund as of December 31, 1998, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.

                               General Information

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Fund.

Auditors. ____________,independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high Financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICE ("S&P")
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o    Leads in the  purchase  and  subsequent  sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios. o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o    Introduces  Seligman  Select  Municipal  Fund,  Inc. and  Seligman  Quality
     Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.

o    Introduces  to  the  public   Seligman   Frontier   Fund,   Inc.,  a  small
     capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

                                                                File No. 2-10837
                                                                         811-525

PART C.  OTHER INFORMATION

Item 23.  Exhibits.


     All Exhibits have been previously filed, except Exhibits marked with an asterisk (*) which will be filed by amendment.


(a) Articles of Amendment and Articles Supplementary to Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 74, filed on April 29, 1997.)

(b) By-laws of the Corporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 74, filed on April 29, 1997.)

(c) Specimen Stock Certificate of Class B Capital Stock. (Incorporated by reference to Form SE filed on April 16, 1996).

(c)(1) Specimen Stock Certificate of Class D Capital Stock. (Incorporated by reference to Registrant's Post-Effective Amendment No. 70 filed on April 23, 1993.)

(d)       Amended Management Agreement between Registrant and J. & W. Seligman &
          Co.   Incorporated.   (Incorporated   by  reference  to   Registrant's
          Post-Effective Amendment No. 73 filed on April 19, 1996.)


(e) Copy of Amended Distributing Agreement between Registrant and Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 74, filed on April 29, 1997.)

(e)(1) Copy of Amended Sales Agreement between Registrant and Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 73 filed on April 19, 1996.)

(e)(2) Form of Sales Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) and Dean Witter Reynolds, Inc. (Incorporated by reference to Exhibit 6b of Registration Statement No. 2-33566, to Registrant's Post-Effective Amendment No. 53 filed on April 28, 1997.)

(e)(3) Form of Sales Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) and Dean Witter Reynolds, Inc. with respect to certain Chilean institutional investors. (Incorporated by reference to Exhibit 6c of Registration Statement No. 2-33566, to Registrant's Post-Effective Amendment No. 53 filed on April 28, 1997.)

(e)(4) Form of Dealer Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) and Smith Barney Inc. (Incorporated by reference to Exhibit 6d of Registration Statement No. 2-33566, to Registrant's Post-Effective Amendment No. 53, filed on April 28, 1997.)


(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Exhibit 7 of Registration Statement No. 2-92487, to Registrant's Post-Effective Amendment No. 21, filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Income Fund, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 75, filed on April 29, 1998.)


(g)       Copy of Custodian Agreement between Registrant and Investors Fiduciary
          Trust   Company.    (Incorporated   by   reference   to   Registrant's
          Post-Effective Amendment No. 74, filed on April 29, 1997.)


(h)       Not applicable.

                                                                File No. 2-10837
                                                                         811-525

PART C. OTHER INFORMATION (continued)

(i)       Opinion  and  Consent  of  Counsel.   (Incorporated  by  reference  to
          Registrant's Post-Effective Amendment No. 74 filed on April 29, 1997.)


(j)       *Consent of Independent Auditors.


(k)       Not applicable.

(l) Purchase Agreement (Investment Letter) for Initial Capital between Registrant's Class B shares and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 73 filed on April 19, 1996.)

(l)(1) Purchase Agreement (Investment Letter) for Initial Capital between Registrant's Class D shares and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed on April 29, 1997.)

(m) Form of Administration, Shareholder Services and Distribution Plan of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 73 filed on April 19, 1996.)


(m)(1) Form of Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 73 filed on April 19, 1996.)

(n)       *Financial Data Schedules.


(o) Copy of Multi-class Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 73 filed on April 19, 1996.)


Other Exhibits:     Power of Attorney for Richard R. Schmaltz.  (Incorporated by
                    reference to Registrant's Post-Effective Amendment No. 75 filed on April 29, 1998.)

                    Powers  of   Attorney.   (Incorporated   by   reference   to
                    Registrant's Post-Effective Amendment No.74 filed on April 29, 1997.)


 Item 24. Persons Controlled by or Under Common Control with Registrant. Seligman Data Corp. ("SDC"), a New York corporation, is owned by the Registrant and certain associated investment companies. The Registrant's investment in SDC is recorded at a cost of $3,553.

 Item 25. Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 74 to the Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                                File No. 2-10837
                                                                         811-525

PART C. OTHER INFORMATION (continued)

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation, ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to seventeen associated investment companies. They are:
          Seligman  Capital Fund,  Inc.,  Seligman Cash Management  Fund,  Inc.,
          Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

          The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798), which was filed on March 25, 1998.

Item 27.  Principal Underwriters.

     (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter, depositor or investment adviser are as follows:

          Seligman Capital Fund, Inc.
          Seligman Cash Management Fund, Inc.
          Seligman Common Stock Fund, Inc.
          Seligman Communications and Information Fund, Inc.
          Seligman Frontier Fund, Inc.
          Seligman Growth Fund, Inc.
          Seligman Henderson Global Fund Series, Inc.
          Seligman High Income Fund Series
          Seligman Municipal Fund Series, Inc.
          Seligman Municipal Series Trust
          Seligman New Jersey Municipal Fund, Inc.
          Seligman Pennsylvania Municipal Fund Series
          Seligman Portfolios, Inc.
          Seligman Value Fund Series, Inc.

                                                                File No. 2-10837
                                                                         811-525

PART C.  OTHER INFORMATION (continued)

     (b)  Name  of  each   director,   officer  or  partner  of  each  principal
          underwriter named in the answer to Item 20:


                             Seligman Advisors, Inc.
                             As of January 31, 1999


        (1)                                           (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
William C. Morris*                            Director                                    Chairman of the Board and Chief Executive
                                                                                          Officer

Brian T. Zino*                                Director                                    President and Director

Ronald T. Schroeder*                          Director                                    None

Fred E. Brown*                                Director                                    Director Emeritus

William H. Hazen*                             Director                                    None

Thomas G. Moles*                              Director                                    None

David F. Stein*                               Director                                    None

Stephen J. Hodgdon*                           President and Director                      None

Charles W. Kadlec*                            Chief Investment Strategist                 None

Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President


Edward F. Lynch*                              Senior Vice President, National             None
                                              Sales Director


James R. Besher                               Senior Vice President, Divisional           None
14000 Margaux Lane                            Sales Director
Town & Country, MO  63017

Gerald I. Cetrulo, III                        Senior Vice President, Sales                None
140 West Parkway
Pompton Plains, NJ  07444

Jonathan G. Evans                             Senior Vice President, Sales                None
222 Fairmont Way
Ft. Lauderdale, FL  33326

T. Wayne Knowles                              Senior Vice President,                      None
104 Morninghills Court                        Divisional Sales Director
Cary, NC  27511

Joseph Lam                                    Senior Vice President, Regional             None
Seligman International Inc.                   Director, Asia
Suite 1133, Central Building
One Pedder Street
Central Hong Kong

Bradley W. Larson                             Senior Vice President, Sales                None
367 Bryan Drive
Alamo, CA  94526

Richard M. Potocki                            Senior Vice President, Regional             None
Seligman International UK Limited             Director, Europe and the Middle East
Berkeley Square House 2nd Floor
Berkeley Square
London, United Kingdom W1X 6EA

Bruce M. Tuckey                               Senior Vice President, Sales                None
41644 Chathman Drive
Novi, MI  48375

                                                                File No. 2-10837
                                                                         811-525

PART C.    OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of January 31, 1999


        (1)                                           (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
Andrew S. Veasey                              Senior Vice President, Sales                None
14 Woodside
Rumson, NJ  07760

J. Brereton Young*                            Senior Vice President, National             None
                                              Accounts Manager

Peter J. Campagna                             Vice President, Regional Retirement         None
1130 Green Meadow Court                       Plans Manager
Acworth, GA  30102


Matthew A. Digan*                             Senior Vice President, Director of          None
                                              Mutual Fund Marketing


Mason S. Flinn                                Vice President, Regional Retirement         None
159 Varennes                                  Plans Manager
San Francisco, CA  94133


Robert T. Hausler*                            Senior Vice President, Senior               None
                                              Portfolio Specialist


Marsha E. Jacoby*                             Vice President, Offshore Business           None
                                              Manager

William W. Johnson*                           Vice President, Order Desk                  None


Michelle L. McCann (Rappa)*                   Senior Vice President, Director of          None
                                              Retirement Plans

Scott H. Novak*                               Senior Vice President, Insurance            None


Ronald W. Pond*                               Vice President, Portfolio Advisor           None


Tracy A. Salomon*                             Vice President, Retirement Marketing        None


Michael R. Sanders*                           Vice President, Product Manager             None
                                              Managed Money Services

Helen Simon*                                  Vice President, Sales                       None
                                              Administration Manager

Gary A. Terpening*                            Vice President, Director of Business        None
                                              Development


Charles L. von Breitenbach, II*               Senior Vice President, Director of          None
                                              Managed Money Services


Joan M. O'Connell                             Vice President, Regional Retirement         None
3707 5th Avenue #136                          Plans Manager
San Diego, CA  92103

Charles E. Wenzel                             Vice President, Regional Retirement         None
703 Greenwood Road                            Plans Manager
Wilmington, DE  19807


Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                              Plans Manager


Richard B. Callaghan                          Regional Vice President                     None
7821 Dakota Lane
Orland Park, IL  60462

Bradford C. Davis                             Regional Vice President                     None
255 4th Avenue, #2
Kirkland, WA  98033

Christopher J. Derry                          Regional Vice President                     None
2380 Mt. Lebanon Church Road
Alvaton, KY  42122

                                                                File No. 2-10837
                                                                         811-525

PART C.    OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of January 31, 1999


        (1)                                           (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
Kenneth Dougherty                             Regional Vice President                     None
8640 Finlarig Drive
Dublin, OH  43017

Edward S. Finocchiaro                         Regional Vice President                     None
120 Screenhouse Lane
Duxbury, MA  02332

Michael C. Forgea                             Regional Vice President                     None
32 W. Anapamu Street # 186
Santa Barbara, CA  93101

David L. Gardner                              Regional Vice President                     None
2504 Clublake Trail
McKinney, TX  75070

Carla A. Goehring                             Regional Vice President                     None
11426 Long Pine
Houston, TX  77077

Michael K. Lewallen                           Regional Vice President                     None
908 Tulip Poplar Lane
Birmingham, AL  35244

Judith L. Lyon                                Regional Vice President                     None
163 Haynes Bridge Road, Ste 205
Alpharetta, CA  30201

Stephen A. Mikez                              Regional Vice President                     None
11786 E. Charter Oak
Scottsdale, AZ  85259

Tim O'Connell                                 Regional Vice President                     None
14872 Summerbreeze Way
San Diego, CA  92128

Thomas Parnell                                Regional Vice President                     None
5250 Greystone Drive  #107
Inver Grove Heights, MN  55077


Nicholas Roberts                              Regional Vice President                     None
200 Broad Street, Apt. 2225
Stamford, CT  06901

Diane H. Snowden                              Regional Vice President                     None
11 Thackery Lane
Cherry Hill, NJ  08003


Craig Prichard                                Regional Vice President                     None
300 Spyglass Drive
Fairlawn, OH  44333

Steve Wilson                                  Regional Vice President                     None
83 Kaydeross Park Road
Saratoga Springs, NY  12866

Eugene P. Sullivan                            Regional Vice President                     None
8 Charles Street, Apt. 603
Baltimore, MD  21201



                                                                File No. 2-10837
                                                                         811-525

PART C.    OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of January 31, 1999


        (1)                                           (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
Kelli A. Wirth Dumser                         Regional Vice President                     None
8618 Hornwood Court
Charlotte, NC  28215

Frank J. Nasta*                               Secretary                                   Secretary

Aurelia Lacsamana*                            Treasurer                                   None


Jeffrey S. Dean*                              Vice President, Business Analyst            None


Sandra G. Floris*                             Assistant Vice President, Order Desk        None

Keith Landry*                                 Assistant Vice President, Order Desk        None

Gail S. Cushing*                              Assistant Vice President, National          None
                                              Accounts Manager

Albert A. Pisano*                             Assistant Vice President and                None
                                              Compliance Officer

Jack Talvy*                                   Assistant Vice President, Internal          None
                                              Marketing Services Manager


Joyce Peress*                                 Assistant Secretary                         Assistant Secretary


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c) Not applicable


Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 ParkAvenue, New York, NY 10017 or at the following locations:

     (1) Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. It is also agent to perform certain accounting and record-keeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant; and,

     (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.


Item 29.  Management Services.  Not Applicable.

Item 30. Undertakings. The Registrant undertakes to: (1) furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered; and, (2) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                                                File No. 2-10837
                                                                         811-525


                                   SIGNATURES


     Pursuant  to the  requirements  of the  Securities  Act of  1933,  and  the
Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 76 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 24th day of February, 1999.



                                            SELIGMAN INCOME FUND, INC.




                                            By: /s/ William C. Morris
                                                --------------------------------
                                                William C. Morris, Chairman


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 76 has been signed below by the following persons in the capacities indicated on February 24, 1999.


         Signature                                 Title
         ---------                                 -----

/s/  Brian T. Zino                    Chairman of the Board (Principal executive
-------------------------------       officer) and Director
      William C. Morris*


/s/  Brian T. Zino                    Director and President
-------------------------------
      Brian T. Zino


/s/  Thomas G. Rose                   Treasurer
-------------------------------
      Thomas G. Rose




John R. Galvin, Director        )
Alice S. Ilchman, Director      )
Frank A. McPherson, Director    )
John E. Merow, Director         )
Betsy S. Michel, Director       )     /s/ Brian T. Zino
James C. Pitney, Director       )     -------------------------------------
James Q. Riordan, Director      )         * Brian T. Zino, Attorney-in-fact
Richard R. Schmaltz, Director   )
Robert L. Shafer, Director      )
James N. Whitson, Director      )